Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	2.49%	1.09%
Net Unrealized Appreciation/(Depreciation)	$ 2,919,560	$ 1,552,159
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	2.47%	0.95%
Net Unrealized Appreciation/(Depreciation)	2,897,061	1,347,946
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.02%	0.14%
Net Unrealized Appreciation/(Depreciation)	22,499	204,213
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	2.69%	1.62%
Net Unrealized Appreciation/(Depreciation)	3,154,225	2,312,088
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.06%)	0.54%
Net Unrealized Appreciation/(Depreciation)	(73,768)	776,587
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.29%)	(0.08%)
Net Unrealized Appreciation/(Depreciation)	(340,967)	(120,475)
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.79%)	0.45%
Net Unrealized Appreciation/(Depreciation)	(926,200)	642,428
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.06%
Net Unrealized Appreciation/(Depreciation)		87,593
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		(0.01%)
Net Unrealized Appreciation/(Depreciation)		(14,391)
Long Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		(0.02%)
Net Unrealized Appreciation/(Depreciation)		(33,406)
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		(0.01%)
Net Unrealized Appreciation/(Depreciation)		(12,750)
Long Contracts [Member] | Other [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.43%
Net Unrealized Appreciation/(Depreciation)		615,382
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.02%
Net Unrealized Appreciation/(Depreciation)	20,440
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.28%	0.05%
Net Unrealized Appreciation/(Depreciation)	1,510,274	68,455
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.02%)	0.00%
Net Unrealized Appreciation/(Depreciation)	(28,512)	4,385
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	2.55%	0.66%
Net Unrealized Appreciation/(Depreciation)	2,992,958	940,708
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.09%)	(0.19%)
Net Unrealized Appreciation/(Depreciation)	(106,168)	(276,829)
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.22%)	(0.67%)
Net Unrealized Appreciation/(Depreciation)	(257,164)	(964,142)
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.05%)	(0.64%)
Net Unrealized Appreciation/(Depreciation)	(62,968)	(920,638)
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.24%	0.04%
Net Unrealized Appreciation/(Depreciation)	278,024	67,207
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.04%)	0.01%
Net Unrealized Appreciation/(Depreciation)	(48,853)	10,171
Short Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	4,438
Short Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.01%
Net Unrealized Appreciation/(Depreciation)	5,672
Short Contracts [Member] | Other [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.05%)
Net Unrealized Appreciation/(Depreciation)	(58,963)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.01%)	0.00%
Net Unrealized Appreciation/(Depreciation)	(6,250)	(3,220)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.44%)	(0.19%)
Net Unrealized Appreciation/(Depreciation)	(521,505)	(274,237)
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.03%	0.13%
Net Unrealized Appreciation/(Depreciation)	41,728	189,635
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.05%	(0.02%)
Net Unrealized Appreciation/(Depreciation)	62,660	(33,060)
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.11%	0.33%
Net Unrealized Appreciation/(Depreciation)	$ 128,667	$ 481,042